Derivative financial instruments - Additional information (Details) - USD ($)	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Disclosure of derivative financial instruments [Line Items]
Hedge ineffectiveness	$ 0	$ 0	$ 0
Fair value of the hedge contracts	0	2,759,000
Gain/loss on hedge ineffectiveness recognised in profit or loss	4,300,000	(1,400,000)	$ (10,900,000)
Net deferred income tax asset	240,386,000	209,401,000
Trade account receivable due from related parties	36,100,000	19,300,000
Trade accounts receivable net	$ 600,000	800,000
Other reserves [member]
Disclosure of derivative financial instruments [Line Items]
Net deferred income tax asset		$ 1,946,000